Financial Risk Management - Summary of Financial Instruments Held by the Company (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Financial assets
Financial assets		$ 176,678
Financial liabilities at amortized cost
Financial liabilities	$ 2,837,447	(347,447)	$ 2,354,495	$ 1,808,751
Short and Long-term Debt Securities
Financial liabilities at amortized cost
Financial liabilities	44,403,722		36,903,722	31,255,588
Current And Long Term Bank Loans [Member]
Financial liabilities at amortized cost
Financial liabilities	8,593,371		11,086,157	9,312,108
Accounts payable [Member]
Financial liabilities at amortized cost
Financial liabilities	4,232,718	(57,000)	3,241,369	2,743,873
Derivative Financial Instruments [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value			11,490	26,990
Liabilities for Assets in Lease [Member]
Financial liabilities at amortized cost
Financial liabilities	95,910
Financial liabilities at Fair Value			40,041	52,691
Cash and Cash Equivalents [Member]
Financial assets
Financial assets	10,453,198	19,864	13,466,027	10,055,211
Trade Accounts Receivables net [Member]
Financial assets
Financial assets	$ 3,491,621	$ 196,542	2,696,831	2,251,229
Derivative financial instruments [Member]
Financial assets
Financial assets			$ 18,256	$ 167,696